ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative)										3 Months Ended				6 Months Ended		12 Months Ended
	May 02, 2024 USD ($) $ / shares	Mar. 21, 2024 USD ($)	Dec. 26, 2023 USD ($)	Dec. 21, 2023 USD ($) $ / shares shares	Aug. 11, 2023 USD ($) $ / shares shares	Dec. 29, 2022 USD ($) $ / shares shares	Dec. 29, 2022 USD ($) $ / shares shares	Dec. 22, 2022 USD ($) $ / shares shares	Dec. 22, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Aug. 19, 2024 USD ($)	Apr. 15, 2024 USD ($)	Mar. 22, 2024 USD ($)	Aug. 11, 2023 CNY (¥)
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of units																	$ 58,500,000
Investment of cash in trust account								$ 61,200,000	$ 61,200,000
Cash deposited in trust account per unit | $ / shares								$ 10.20	$ 10.20
Redemption ordinary per share | $ / shares				$ 10.71
Transaction cost																3,734,629
Underwriting expenses																1,725,000
Offering costs																629,929
Assets held in trust																$ 1,425,000
Percentage of public shares that would not be redeemed if business combination is not completed within combination period														100.00%		100.00%
Expenses payable on dissolution										$ 100,000				$ 100,000		$ 100,000
Shares with redemption | shares				2,174,171
Values with redemption				$ 23,282,936						(530,141)	$ (586,164)	$ (834,681)	$ (841,220)			(3,618,539)
Loan borrowed														110,000
Loan borrowed																165,000
Deposits trust account		$ 55,000
Cash										13,793				13,793		28,560	$ 659,035
Working capital deficit										874,140				874,140		324,822
Escrow Deposit										165,000				165,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Assets held in trust																				$ 55,000
Escrow Deposit																		$ 440,000
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed										311,532				311,532		165,000
PubCo [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares value					$ 300,000,000
Business acquisition, ordinary share price | $ / shares					$ 10.00
Ordinary shares issued | shares					400,000,000
Wanshun Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Escrowed earnout shares amount | ¥																					¥ 4,500,000,000
Wanshun Shareholders [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination aggregate amount of financing cost					$ 215,000,000
Business acquisition good faith deposit					$ 107,500,000
Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed				165,000
Loan borrowed				165,000												165,000			$ 715,000
Principal amount																			715,000
Loan borrowed	$ 440,000			$ 165,000
Promissory Note [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed																			$ 715,000
Extension Note Two [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed	$ 440,000
Conversion price | $ / shares	$ 10.00
Extension Note Two [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed										110,000				110,000		0
Promissory Note 2 [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed	$ 126,000
Conversion price | $ / shares	$ 10.00
Promissory Note 2 [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed										$ 126,000				$ 126,000		$ 0
AlphaVest Holding, LP [Member] | Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Deposits trust account			$ 165,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares | shares								6,000,000	6,000,000					6,000,000		6,000,000
Proceeds from sale of units								$ 60,000,000	$ 60,000,000							$ 69,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of private units sold, shares | shares								390,000	390,000					390,000		390,000
Redemption ordinary per share | $ / shares								$ 10.00	$ 10.00
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of private units sold, shares | shares								390,000	390,000
Sale of stock, price per share | $ / shares								$ 10.00	$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares | shares							900,000
Number of private units sold, shares | shares						40,500	40,500
Sale of stock, price per share | $ / shares										$ 10.00				$ 10.00		$ 10.00
Units issued during the period shares | shares						900,000	900,000
Units issued aggregate amount						$ 9,000,000	$ 9,000,000
Number of additional private units issued | shares						40,500	40,500
Redemption ordinary per share | $ / shares						$ 10.00	$ 10.00
Proceeds from issuance of private units						$ 405,000	$ 405,000